FINANCE INCOME / EXPENSE / OTHER FINANCIAL RESULTS	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
FINANCE INCOME / EXPENSE / OTHER FINANCIAL RESULTS	FINANCE INCOME / EXPENSE/ OTHER FINANCIAL RESULTS

	For the year ended December 31,
	2021	2020	2019
Finance income
Interest gain	652	1,920	958
Total	652	1,920	958

Finance expense
Interest expense on borrowings	(915)	(2,426)	(1,226)
Interest expense on lease liabilities	(5,415)	(4,944)	(3,464)
Other interest	(4,150)	(1,505)	(419)
Other	(2,228)	(1,555)	(1,544)
Total	(12,708)	(10,430)	(6,653)

Other financial results, net
Net (loss) gain arising from financial assets measured at fair value through PL	(8,537)	(3,423)	1,207
Net gain (loss) arising from financial assets measured at fair value through OCI	6	(16)	72
Gain (loss) arising from financial assets measured at amortized cost	—	395	99
Foreign exchange gain (loss), net	3,900	(2,935)	(8,841)
Gain on transaction with bonds	708	9,580	1,569
Total	(3,923)	3,601	(5,894)